Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investment Income:
Interest income	$ 223,119	$ 108,277	$ 20,269
Payment-in-kind interest income	1,626	1,021	9
Dividend income	1,488	409
Other income	4,360	10,109	1,625
Total investment income	230,593	119,816	21,903
Expenses:
Interest expense and other financing expenses	67,182	21,015	3,725
Management fees	26,715	13,860	2,238
Income based incentive fees	26,635	15,852	2,517
Capital gains incentive fees	(2,441)	1,809	1,341
Professional fees	3,206	2,440	1,654
Organization and offering costs		42	676
Directors' fees	362	336	349
Administrative service fees	72	212	183
General and other expenses	510	1,538	493
Total expenses	122,241	57,104	13,176
Expense support	44	98	(230)
Management fees waiver	(20,036)	(10,395)	(1,678)
Net expenses	102,249	46,807	11,268
Net investment income (loss)	128,344	73,009	10,635
Excise tax expense	334	80
Net investment income/(loss) after taxes	128,010	72,929	10,635
Net realized and unrealized gain (loss) on investment transactions:
Net realized gain (loss) on non-controlled/non-affiliated investments	537	1,895	2,154
Net change in unrealized appreciation (depreciation) on non-controlled/non-affiliated investments	(80,005)	8,431	5,508
Net realized and unrealized gain (loss)	(79,468)	10,326	7,662
Net increase (decrease) in net assets resulting from operations	$ 48,542	$ 83,255	$ 18,297
Per share information-basic and diluted
Net investment income (loss) per share (in dollars per share)	$ 2.08	$ 2.34	$ 1.41
Earnings (loss) per share - basic (in dollars per share)	0.79	2.67	2.42
Earnings (loss) per share - diluted (in dollars per share)	$ 0.79	$ 2.67	$ 2.42
Weighted average shares outstanding - basic (Note 9) (in shares)	61,676,363	31,159,302	7,559,426
Weighted average shares outstanding - diluted (Note 9) (in shares)	61,676,363	31,159,302	7,559,426